Financial Instruments - Summary of Company's Cash Equivalents and Post Fixed Financing (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 130.4
Loans and financing	$ 48.6
Cash equivalents and financial investments	100.00%
Loans and financing	53.41%
With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 130.4
Loans and financing	$ 88.8
Cash equivalents and financial investments	100.00%
Loans and financing	97.58%
CDI [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 64.9
Cash equivalents and financial investments	100.00%
Loans and financing	0.00%
CDI [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 64.9
Loans and financing	$ 42.4
Cash equivalents and financial investments	100.00%
Loans and financing	47.75%
Libor [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 19.8
Cash equivalents and financial investments	0.00%
Loans and financing	40.74%
Libor [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 17.6
Cash equivalents and financial investments	0.00%
Loans and financing	19.82%
TJLP [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.7
Loans and financing	1.44%
TJLP [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.7
Loans and financing	0.79%
SIFMA [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 28.1
Loans and financing	57.82%
SIFMA [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 28.1
Loans and financing	31.64%